Investment in Impaired Loans by Class of Finance Receivable (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Wholesale USD ($)	Mar. 31, 2012 Wholesale JPY (¥)	Mar. 31, 2011 Wholesale JPY (¥)	Mar. 31, 2012 Real Estate USD ($)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2012 Working Capital USD ($)	Mar. 31, 2012 Working Capital JPY (¥)	Mar. 31, 2011 Working Capital JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2012 Finance leases USD ($)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2011 Finance leases JPY (¥)	Mar. 31, 2012 Impaired account balances aggregated and evaluated for impairment USD ($)	Mar. 31, 2012 Impaired account balances aggregated and evaluated for impairment JPY (¥)	Mar. 31, 2011 Impaired account balances aggregated and evaluated for impairment JPY (¥)	Mar. 31, 2012 Impaired account balances aggregated and evaluated for impairment Retail USD ($)	Mar. 31, 2012 Impaired account balances aggregated and evaluated for impairment Retail JPY (¥)	Mar. 31, 2011 Impaired account balances aggregated and evaluated for impairment Retail JPY (¥)	Mar. 31, 2012 Impaired account balances aggregated and evaluated for impairment Finance leases USD ($)	Mar. 31, 2012 Impaired account balances aggregated and evaluated for impairment Finance leases JPY (¥)	Mar. 31, 2011 Impaired account balances aggregated and evaluated for impairment Finance leases JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment without an allowance JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance Wholesale USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance Wholesale JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment without an allowance Wholesale JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance Real Estate USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance Real Estate JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance Working Capital USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment without an allowance Working Capital JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment without an allowance Working Capital JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment with an allowance JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance Wholesale USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance Wholesale JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment with an allowance Wholesale JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance Real Estate USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance Real Estate JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment with an allowance Real Estate JPY (¥)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance Working Capital USD ($)	Mar. 31, 2012 Impaired account balances individually evaluated for impairment with an allowance Working Capital JPY (¥)	Mar. 31, 2011 Impaired account balances individually evaluated for impairment with an allowance Working Capital JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	$ 1,002	¥ 82,360	¥ 92,032	$ 269	¥ 22,120	¥ 19,937	$ 200	¥ 16,444	¥ 18,173	$ 13	¥ 1,033	¥ 5,113	$ 516	¥ 42,438	¥ 48,376	$ 4	¥ 325	¥ 433	$ 520	¥ 42,763	¥ 48,809	$ 516	¥ 42,438	¥ 48,376	$ 4	¥ 325	¥ 433	$ 171	¥ 14,068	¥ 13,017	$ 170	¥ 14,015	¥ 12,745	$ 0	¥ 15	$ 1	¥ 38	¥ 272	$ 311	¥ 25,529	¥ 30,206	$ 99	¥ 8,105	¥ 7,192	$ 200	¥ 16,429	¥ 18,173	$ 12	¥ 995	¥ 4,841
Unpaid principal balance	992	81,567	91,241	269	22,120	19,937	200	16,444	18,173	13	1,033	5,113	508	41,790	47,640	2	180	378	510	41,970	48,018	508	41,790	47,640	2	180	378	171	14,068	13,017	170	14,015	12,745	0	15	1	38	272	311	25,529	30,206	99	8,105	7,192	200	16,429	18,173	12	995	4,841
Individually evaluated allowance																																							92	7,541	10,885	33	2,716	896	52	4,252	6,553	7	573	3,436
Average impaired finance receivables	999	82,104	90,133	228	18,734	16,231	196	16,137	19,545	32	2,592	4,979	540	44,362	48,898	3	279	480
Interest Income Recognized	$ 52	¥ 4,260	¥ 5,174	$ 1	¥ 79	¥ 171	$ 5	¥ 395	¥ 514	$ 1	¥ 79	¥ 86	$ 45	¥ 3,700	¥ 4,373	$ 0	¥ 7	¥ 30